Revenue - Schedule of Regulated Operations Revenues: Utility Infrastructure Services Segment (Details) - Centuri - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 2,760,327	$ 2,158,661	$ 1,948,288
Master services agreement
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,342,220	1,652,978	1,490,009
Bid contract
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	418,107	505,683	458,279
Unit-price contracts
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,608,131	1,369,082	1,356,640
Fixed-price contracts
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	498,039	267,742	157,701
Time and materials contracts
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	654,157	521,837	433,947
Gas infrastructure services
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,531,818	1,302,340	1,261,160
Electric power infrastructure services
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	778,124	525,202	411,826
Other
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 450,385	$ 331,119	$ 275,302